Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 22, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Snap Interactive, Inc
Entity Central Index Key	0001355839
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-172202), or the Registration Statement, of Snap Interactive, Inc., or the Company, is being filed pursuant to the undertakings in the Registration Statement to update and supplement the information contained in the Registration Statement, which was previously declared effective by the Securities and Exchange Commission, or the SEC, on April 8, 2011, to (i) incorporate certain information from the Company's Annual Report on Form 10-K for the year ended December 31, 2011, or the Annual Report, that was filed with the SEC on March 30, 2012 (ii) incorporate certain information from the Company's Definitive Proxy Statement on Schedule 14A that was filed with the SEC on April 30, 2012 and (iii) update certain other information contained in the Registration Statement. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement. Accordingly, we hereby amend the Registration Statement by filing this Post-Effective Amendment, which relates to the registration of 4,250,000 shares of common stock, par value $0.001 per share, and 2,380,000 shares of common stock issuable upon the exercise of warrants, being registered for resale by the selling stockholders listed herein.
Current Fiscal Year End Date	--12-31
Document Type	POS AM
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 18,722,294
Entity Common Stock, Shares Outstanding		43,730,261